Schedule of Investments (unaudited) June 30, 2019	iShares® Expanded Tech Sector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Communications Equipment — 4.2%
Acacia Communications Inc.(a)	5,853	$276,027
ADTRAN Inc.	9,767	148,947
Arista Networks Inc.(a)	10,801	2,804,156
Ciena Corp.(a)	29,459	1,211,649
Cisco Systems Inc.	874,533	47,863,191
CommScope Holding Co. Inc.(a)(b)	39,525	621,728
Comtech Telecommunications Corp.	4,931	138,610
EchoStar Corp., Class A(a)	9,610	425,915
Extreme Networks Inc.(a)	23,574	152,524
F5 Networks Inc.(a)	12,142	1,768,239
Finisar Corp.(a)	24,798	567,130
Infinera Corp.(a)(b)	31,907	92,849
InterDigital Inc.	6,662	429,033
Juniper Networks Inc.	70,344	1,873,261
Lumentum Holdings Inc.(a)	15,543	830,152
Motorola Solutions Inc.	33,665	5,612,965
NETGEAR Inc.(a)	6,272	158,619
NetScout Systems Inc.(a)	14,307	363,255
Plantronics Inc.	6,604	244,612
Ubiquiti Networks Inc.	3,890	511,535
ViaSat Inc.(a)	11,718	947,049
Viavi Solutions Inc.(a)	46,920	623,567

		67,665,013

Electronic Equipment, Instruments & Components — 3.0%
Amphenol Corp., Class A	61,068	5,858,864
Anixter International Inc.(a)(b)	5,915	353,185
Arrow Electronics Inc.(a)	17,345	1,236,178
Avnet Inc.	21,716	983,083
AVX Corp.	9,895	164,257
Badger Meter Inc.	6,011	358,797
Belden Inc.(b)	8,047	479,360
Benchmark Electronics Inc.	8,304	208,596
CDW Corp./DE	29,831	3,311,241
Celestica Inc.(a)(b)	24,542	167,622
Cognex Corp.	34,893	1,674,166
Coherent Inc.(a)(b)	5,008	682,941
Corning Inc.	160,733	5,341,158
Dolby Laboratories Inc., Class A	13,265	856,919
Fabrinet(a)	7,603	377,641
Fitbit Inc., Class A(a)(b)	41,929	184,488
FLIR Systems Inc.	27,670	1,496,947
II-VI Inc.(a)	12,138	443,765
Insight Enterprises Inc.(a)	7,366	428,701
IPG Photonics Corp.(a)(b)	7,248	1,118,004
Itron Inc.(a)	6,839	427,916
Jabil Inc.	28,758	908,753
Keysight Technologies Inc.(a)	38,348	3,444,034
Knowles Corp.(a)	18,711	342,598
Littelfuse Inc.	5,047	892,865
Methode Electronics Inc.	7,505	214,418
National Instruments Corp.	22,959	964,048
Novanta Inc.(a)(b)	6,702	631,999
OSI Systems Inc.(a)	3,409	383,956
Plexus Corp.(a)(b)	6,314	368,548
Rogers Corp.(a)	3,791	654,251
Sanmina Corp.(a)	14,132	427,917
SYNNEX Corp.	8,474	833,842
TE Connectivity Ltd.	68,820	6,591,580

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Tech Data Corp.(a)	7,454	$779,688
Trimble Inc.(a)	51,373	2,317,436
TTM Technologies Inc.(a)(b)	18,876	192,535
Vishay Intertechnology Inc.	26,843	443,446
Zebra Technologies Corp., Class A(a)	11,003	2,305,018

		48,850,761

Entertainment — 3.1%
Activision Blizzard Inc.	156,492	7,386,422
Electronic Arts Inc.(a)	60,605	6,136,862
Netflix Inc.(a)	89,321	32,809,390
Take-Two Interactive Software Inc.(a)	23,114	2,624,133
Zynga Inc., Class A(a)	172,709	1,058,706

		50,015,513

Interactive Media & Services — 15.0%
Alphabet Inc., Class A(a)	61,173	66,238,124
Alphabet Inc., Class C, NVS(a)	62,610	67,675,775
Cargurus Inc.(a)(b)	6,827	246,523
Cars.com Inc.(a)	12,533	247,151
Facebook Inc., Class A(a)	490,828	94,729,804
IAC/InterActiveCorp.(a)	16,011	3,482,873
Match Group Inc.	11,201	753,491
Snap Inc., Class A, NVS(a)(b)	154,477	2,209,021
TripAdvisor Inc.(a)	20,993	971,766
Twitter Inc.(a)	149,277	5,209,767
Yelp Inc.(a)(b)	14,514	496,089
Zillow Group Inc., Class A(a)(b)	9,947	455,175
Zillow Group Inc., Class C, NVS(a)(b)	23,652	1,097,216

		243,812,775

Internet & Direct Marketing Retail — 10.5%
Amazon.com Inc.(a)	72,411	137,119,642
Booking Holdings Inc.(a)	8,844	16,579,935
eBay Inc.	167,366	6,610,957
Etsy Inc.(a)(b)	24,604	1,509,948
Expedia Group Inc.	24,174	3,215,867
Groupon Inc.(a)	84,173	301,339
GrubHub Inc.(a)(b)	18,526	1,444,843
Liberty Expedia Holdings Inc., Class A(a)	11,155	533,098
Qurate Retail Inc.(a)	81,775	1,013,192
Shutterfly Inc.(a)	6,911	349,351
Shutterstock Inc.(b)	3,820	149,706
Wayfair Inc., Class A(a)(b)	13,089	1,910,994

		170,738,872

IT Services — 19.8%
Accenture PLC, Class A	130,306	24,076,640
Akamai Technologies Inc.(a)(b)	33,542	2,688,056
Alliance Data Systems Corp.	9,309	1,304,470
Automatic Data Processing Inc.	88,978	14,710,733
Black Knight Inc.(a)	28,992	1,743,869
Booz Allen Hamilton Holding Corp.	28,613	1,894,467
Broadridge Financial Solutions Inc.	23,754	3,032,911
CACI International Inc., Class A(a)	5,078	1,038,908
Cardtronics PLC, Class A(a)(b)	7,698	210,309
CGI Inc.(a)(b)	50,108	3,846,791
Cognizant Technology Solutions Corp., Class A	116,302	7,372,384
Conduent Inc.(a)(b)	37,872	363,192
CoreLogic Inc.(a)	16,295	681,620
CSG Systems International Inc.	6,806	332,337
DXC Technology Co.	54,796	3,021,999
EPAM Systems Inc.(a)	10,603	1,835,379

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Expanded Tech Sector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Euronet Worldwide Inc.(a)	10,632	$1,788,728
EVERTEC Inc.	12,188	398,548
ExlService Holdings Inc.(a)	7,025	464,563
Fidelity National Information Services Inc.	66,159	8,116,386
First Data Corp., Class A(a)	117,457	3,179,561
Fiserv Inc.(a)	80,182	7,309,391
FleetCor Technologies Inc.(a)	17,608	4,945,207
Gartner Inc.(a)	18,425	2,965,320
Genpact Ltd.	30,952	1,178,962
Global Payments Inc.	32,011	5,125,921
GoDaddy Inc., Class A(a)	35,876	2,516,701
GTT Communications Inc.(a)(b)	6,815	119,944
International Business Machines Corp.	181,137	24,978,792
Jack Henry & Associates Inc.	15,764	2,111,115
KBR Inc.	28,901	720,791
Leidos Holdings Inc.	29,462	2,352,541
LiveRamp Holdings Inc.(a)	14,133	685,168
ManTech International Corp./VA, Class A	5,389	354,866
Mastercard Inc., Class A	183,616	48,571,941
MAXIMUS Inc.	13,032	945,341
MongoDB Inc.(a)	6,682	1,016,265
NIC Inc.	14,084	225,907
Okta Inc.(a)(b)	21,225	2,621,500
Paychex Inc.	65,289	5,372,632
PayPal Holdings Inc.(a)	240,033	27,474,177
Perspecta Inc.	28,704	671,961
Presidio Inc.	9,588	131,068
Sabre Corp.	56,118	1,245,820
Science Applications International Corp.	10,348	895,723
Shopify Inc., Class A(a)(b)	20,269	6,083,740
Square Inc., Class A(a)	64,576	4,683,697
Sykes Enterprises Inc.(a)	8,124	223,085
Total System Services Inc.	33,246	4,264,464
TTEC Holdings Inc.	2,829	131,803
Twilio Inc., Class A(a)	23,915	3,260,810
VeriSign Inc.(a)	21,427	4,481,671
Verra Mobility Corp.(a)	23,646	309,526
Virtusa Corp.(a)	5,577	247,786
Visa Inc., Class A	355,267	61,656,588
Western Union Co. (The)	87,992	1,750,161
WEX Inc.(a)	8,804	1,832,112
Worldpay Inc., Class A(a)	63,580	7,791,729

		323,356,077

Semiconductors & Semiconductor Equipment — 12.9%
Advanced Energy Industries Inc.(a)	7,709	433,785
Advanced Micro Devices Inc.(a)	181,192	5,502,801
Amkor Technology Inc.(a)	26,556	198,108
Analog Devices Inc.	75,541	8,526,313
Applied Materials Inc.	191,241	8,588,633
Broadcom Inc.	80,904	23,289,025
Brooks Automation Inc.	14,820	574,275
Cabot Microelectronics Corp.	5,951	655,086
Cirrus Logic Inc.(a)	12,080	527,896
Cree Inc.(a)	21,551	1,210,735
Cypress Semiconductor Corp.	74,324	1,652,966
Diodes Inc.(a)	8,337	303,217
Entegris Inc.	27,562	1,028,614
First Solar Inc.(a)(b)	15,538	1,020,536
Inphi Corp.(a)	9,161	458,966
Intel Corp.	914,630	43,783,338

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
KLA-Tencor Corp.	33,018	$3,902,728
Kulicke & Soffa Industries Inc.	13,502	304,470
Lam Research Corp.	30,629	5,753,351
Lattice Semiconductor Corp.(a)	26,970	393,492
MACOM Technology Solutions Holdings Inc.(a)	9,267	140,210
Marvell Technology Group Ltd.	120,850	2,884,689
Maxim Integrated Products Inc.	55,843	3,340,528
MaxLinear Inc.(a)	13,178	308,892
Microchip Technology Inc.	48,607	4,214,227
Micron Technology Inc.(a)	226,091	8,724,852
MKS Instruments Inc.	11,071	862,320
Monolithic Power Systems Inc.	8,150	1,106,607
NVIDIA Corp.	124,416	20,432,840
ON Semiconductor Corp.(a)	84,516	1,708,068
Power Integrations Inc.	5,840	468,251
Qorvo Inc.(a)	24,342	1,621,421
QUALCOMM Inc.	248,361	18,892,821
Rambus Inc.(a)	22,106	266,156
Semtech Corp.(a)(b)	13,700	658,285
Silicon Laboratories Inc.(a)(b)	8,779	907,749
Skyworks Solutions Inc.	35,280	2,726,086
SolarEdge Technologies Inc.(a)	9,072	566,637
SunPower Corp.(a)	12,323	131,733
Synaptics Inc.(a)(b)	7,021	204,592
Teradyne Inc.	35,015	1,677,569
Texas Instruments Inc.	191,676	21,996,738
Universal Display Corp.	8,660	1,628,600
Versum Materials Inc.	22,286	1,149,512
Xilinx Inc.	51,874	6,116,982

		210,844,700

Software — 21.6%
2U Inc.(a)(b)	11,832	445,356
8x8 Inc.(a)	19,482	469,516
ACI Worldwide Inc.(a)	22,587	775,638
Adobe Inc.(a)	99,686	29,372,480
Alarm.com Holdings Inc.(a)	7,177	383,970
Altair Engineering Inc., Class A(a)	5,659	228,567
Alteryx Inc., Class A(a)(b)	9,534	1,040,350
ANSYS Inc.(a)	17,111	3,504,675
Appfolio Inc., Class A(a)	2,410	246,471
Aspen Technology Inc.(a)	14,089	1,750,981
Autodesk Inc.(a)	44,867	7,308,834
Avalara Inc.(a)	9,085	655,937
Avaya Holdings Corp.(a)	21,046	250,658
Benefitfocus Inc.(a)	5,297	143,814
Blackbaud Inc.(b)	10,009	835,752
BlackBerry Ltd.(a)(b)	101,780	759,279
Blackline Inc.(a)	9,487	507,649
Bottomline Technologies DE Inc.(a)	7,547	333,879
Box Inc., Class A(a)(b)	30,102	530,096
Cadence Design Systems Inc.(a)	57,498	4,071,433
CDK Global Inc.	24,849	1,228,535
Ceridian HCM Holding Inc.(a)(b)	13,811	693,312
Cision Ltd.(a)	15,135	177,534
Citrix Systems Inc.	25,561	2,508,557
Cloudera Inc.(a)(b)	44,934	236,353
CommVault Systems Inc.(a)	7,875	390,758
Cornerstone OnDemand Inc.(a)	11,038	639,431
Coupa Software Inc.(a)(b)	11,151	1,411,828
Descartes Systems Group Inc. (The)(a)(b)	17,002	628,224

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Expanded Tech Sector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Dropbox Inc., Class A(a)	39,909	$999,720
Ebix Inc.	4,396	220,767
Envestnet Inc.(a)	9,823	671,599
Everbridge Inc.(a)	5,900	527,578
Fair Isaac Corp.(a)	5,938	1,864,651
FireEye Inc.(a)(b)	41,895	620,465
Five9 Inc.(a)(b)	12,302	630,970
ForeScout Technologies Inc.(a)(b)	7,392	250,293
Fortinet Inc.(a)	29,625	2,276,089
Guidewire Software Inc.(a)(b)	16,551	1,677,940
HubSpot Inc.(a)(b)	7,999	1,363,989
Instructure Inc.(a)	6,675	283,688
Intuit Inc.	52,978	13,844,741
j2 Global Inc.	9,460	840,899
LivePerson Inc.(a)	12,188	341,752
LogMeIn Inc.	10,384	765,093
Manhattan Associates Inc.(a)	13,280	920,702
Microsoft Corp.	1,023,509	137,109,266
MicroStrategy Inc., Class A(a)	1,684	241,334
New Relic Inc.(a)	9,499	821,758
Nuance Communications Inc.(a)	59,276	946,638
Nutanix Inc., Class A(a)(b)	15,798	409,800
Open Text Corp.(b)	54,897	2,261,756
Oracle Corp.	495,729	28,241,681
Palo Alto Networks Inc.(a)(b)	19,607	3,995,122
Paycom Software Inc.(a)	10,041	2,276,496
Paylocity Holding Corp.(a)(b)	6,525	612,176
Pegasystems Inc.	7,567	538,846
Pivotal Software Inc., Class A(a)	15,902	167,925
Pluralsight Inc., Class A(a)(b)	11,579	351,075
Progress Software Corp.	9,224	402,351
Proofpoint Inc.(a)	11,306	1,359,547
PROS Holdings Inc.(a)	7,195	455,156
PTC Inc.(a)	21,152	1,898,604
Q2 Holdings Inc.(a)(b)	9,527	727,482
Qualys Inc.(a)(b)	6,905	601,287
Rapid7 Inc.(a)	8,552	494,648
RealPage Inc.(a)(b)	15,098	888,517
Red Hat Inc.(a)	36,315	6,818,504
RingCentral Inc., Class A(a)	14,372	1,651,630
SailPoint Technologies Holding Inc.(a)	13,079	262,103
salesforce.com Inc.(a)(b)	158,644	24,071,054
ServiceNow Inc.(a)	37,733	10,360,350
Smartsheet Inc., Class A(a)	17,853	864,085
Splunk Inc.(a)	30,678	3,857,758
SPS Commerce Inc.(a)	3,647	372,760
SS&C Technologies Holdings Inc.	44,450	2,560,764
Symantec Corp.	126,294	2,748,157
Synopsys Inc.(a)	30,573	3,934,439
Tableau Software Inc., Class A(a)	14,743	2,447,633
Teradata Corp.(a)	23,959	858,930
TiVo Corp.	25,090	184,913

Security	Shares	Value

Software (continued)
Trade Desk Inc. (The), Class A(a)	7,474	$1,702,428
Tyler Technologies Inc.(a)	7,822	1,689,708
Varonis Systems Inc.(a)(b)	6,026	373,250
Verint Systems Inc.(a)	13,506	726,353
VMware Inc., Class A	15,487	2,589,581
Workday Inc., Class A(a)	33,096	6,803,876
Workiva Inc.(a)(b)	5,402	313,802
Yext Inc.(a)	16,793	337,371
Zendesk Inc.(a)(b)	22,384	1,992,848

		351,954,565

Technology Hardware, Storage & Peripherals — 9.9%
3D Systems Corp.(a)(b)	23,436	213,268
Apple Inc.	697,556	138,060,284
Cray Inc.(a)	8,352	290,817
Dell Technologies Inc., Class C(a)	30,514	1,550,111
Electronics For Imaging Inc.(a)(b)	8,710	321,486
Hewlett Packard Enterprise Co	273,582	4,090,051
HP Inc.	307,728	6,397,665
NCR Corp.(a)(b)	24,391	758,560
NetApp Inc.	50,446	3,112,518
Pure Storage Inc., Class A(a)(b)	36,721	560,730
Seagate Technology PLC	51,467	2,425,125
Western Digital Corp.	59,859	2,846,295
Xerox Corp.	39,925	1,413,744

		162,040,654

Total Common Stocks — 100.0% (Cost: $1,251,820,780)		1,629,278,930

Short-Term Investments

Money Market Funds — 3.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.50%(c)(d)(e)	53,866,260	53,893,193
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(c)(d)	1,119,972	1,119,972

		55,013,165

Total Short-Term Investments — 3.4% (Cost: $55,004,268)		55,013,165

Total Investments in Securities — 103.4% (Cost: $1,306,825,048)		1,684,292,095

Other Assets, Less Liabilities — (3.4)%		(54,672,096)

Net Assets — 100.0%		$1,629,619,999

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Expanded Tech Sector ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	54,176,641	(310,381)	53,866,260	$53,893,193	$31,553	(a)	$(2,790)	$1,170
BlackRock Cash Funds: Treasury, SL Agency Shares	1,136,060	(16,088)	1,119,972	1,119,972	10,503		—	—

				$55,013,165	$42,056		$(2,790)	$1,170

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,629,278,930	$—	$—	$1,629,278,930
Money Market Funds	55,013,165	—	—	55,013,165

	$1,684,292,095	$—	$—	$1,684,292,095

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

4